Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
Inventories:

	December 31, 2017	December 31, 2016
Raw materials and consumables	$8,663	$13,039
Work-in-progress	4,694	1,879
Finished goods	2,440	654
Service inventory	1,495	1,656
	$17,292	$17,228

In 2017, the amount of raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues amounted to $55,342,000 (2016 - $40,172,000).
In 2017, the write-down of inventories to net realizable value amounted to $611,000 (2016 - $879,000) and the reversal of previously recorded write-downs amounted to $531,000 (2016 - $273,000), resulting in a net write-down of $80,000 (2016 - $606,000). Write-downs and reversals are included in either cost of product and service revenues, or research and product development expense, depending on the nature of inventory.